CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2013
CONCENTRATION [Abstract]
Schedule of Major Customer Concentration
	Year ended December 31,
	2013		2012		2011

Major customers with revenues of more than 10% of the Company's sales
Company A (3rd Party)	$18,570,574	16%	$47,193,174	39%	$29,905,914	25%
Company B (3rd Party)	-	-	25,522,442	21%	18,024,885	15%
Company C (3rd Party)	12,368,270	11%	-	-	-	-
Company D (3rd Party)	11,380,839	10%
Total Revenues	$42,319,683	37%	$72,715,616	60%	$47,930,799	40%

Schedule of Supplier Concentration
	Year ended December 31,
	2013		2012		2011

Major suppliers with purchases of more than 10% of the Company's purchases
Company X (3rd Party)	$-	-	$39,484,102	44%	$11,261,250	17%
Company Y (3rd Party)	32,748,784	32%	-	-	15,225,509	22%
Company Z (3rd Party)	47,407,595	46%	30,028,975	33%	27,622,232	41%
Company U (3rd Party)	-	-	11,010,434	12%	9,045,436	13%
Total Purchase	$80,156,379	78%	$80,523,511	89%	$63,154,427	93%